Putnam VT Income Fund
The fund's portfolio
9/30/23 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (40.0%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (7.4%)
Government National Mortgage Association Pass-Through Certificates
5.50%, TBA, 10/1/53	$1,000,000	$970,504
5.50%, with due dates from 6/20/53 to 7/20/53	790,648	774,152
5.00%, with due dates from 5/20/48 to 6/20/48	289,463	279,689
4.50%, TBA, 10/1/53	4,000,000	3,694,656
4.50%, 5/20/48	107,025	100,276
4.00%, TBA, 10/1/53	2,000,000	1,801,945
4.00%, with due dates from 2/20/48 to 5/20/48	683,467	619,055
3.50%, with due dates from 11/15/47 to 11/20/49	1,598,867	1,411,745
3.00%, TBA, 10/1/53	1,000,000	847,446

		10,499,468
U.S. Government Agency Mortgage Obligations (32.6%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45	282,203	266,654
4.00%, 9/1/45	339,109	310,205
3.50%, with due dates from 8/1/43 to 2/1/47	1,269,766	1,121,221
3.00%, with due dates from 3/1/43 to 6/1/46	617,552	529,852
3.00%, 5/1/38(FWC)	1,053,012	936,895
Federal National Mortgage Association Pass-Through Certificates
5.00%, 3/1/38	3,604	3,550
4.50%, with due dates from 7/1/44 to 5/1/45	530,238	500,005
4.00%, with due dates from 9/1/45 to 6/1/46	526,350	480,382
3.50%, with due dates from 6/1/56 to 9/1/57	2,112,020	1,809,201
3.50%, with due dates from 7/1/43 to 1/1/47	562,269	495,427
3.00%, with due dates from 9/1/42 to 3/1/47	2,290,481	1,958,695
2.00%, 2/1/37(FWC)	1,030,428	887,261
Uniform Mortgage-Backed Securities
6.50%, TBA, 10/1/53	4,000,000	4,019,119
6.00%, TBA, 10/1/53	11,000,000	10,857,768
5.50%, TBA, 10/1/53	2,000,000	1,933,126
5.00%, TBA, 10/1/53	4,000,000	3,774,534
3.50%, TBA, 10/1/53	1,000,000	859,844
2.50%, TBA, 10/1/53	9,000,000	7,138,472
2.50%, TBA, 10/1/38	1,000,000	880,234
2.00%, TBA, 10/1/53	8,000,000	6,081,204
2.00%, TBA, 10/1/38	1,000,000	856,422
1.50%, TBA, 10/1/38	1,000,000	832,350

		46,532,421

Total U.S. government and agency mortgage obligations (cost $59,714,107)		$57,031,889

U.S. TREASURY OBLIGATIONS (0.4%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.625%, 4/15/25(i)	$147,000	$143,125
2.50%, 4/30/24(i)	123,000	122,189
2.375%, 5/15/27(i)	113,000	105,222
1.625%, 5/15/31(i)	163,000	133,331

Total U.S. treasury obligations (cost $503,867)		$503,867

CORPORATE BONDS AND NOTES (32.1%)(a)
	Principal amount	Value
Basic materials (1.3%)
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32	$75,000	$68,559
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)	90,000	86,717
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.55%, 11/15/30 (Germany)	5,000	4,893
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	14,000	13,723
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	73,000	71,983
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	12,000	11,802
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	65,000	56,599
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	227,000	184,083
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	135,000	122,112
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 5.25%, 9/1/29 (Indonesia)	120,000	113,374
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.375%, 10/6/30	70,000	69,812
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.125%, 3/12/24	50,000	49,569
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27	124,000	116,393
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	150,000	135,646
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	75,000	68,876
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	20,000	11,633
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	35,000	26,329
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	44,000	37,264
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	25,000	20,868
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	95,000	87,987
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	135,000	125,693
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.30%, 5/15/50	50,000	31,757
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26	198,000	187,039
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	105,000	115,581
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	39,000	42,696
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	32,000	34,769

		1,895,757
Capital goods (1.5%)
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	6,000	5,743
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	168,000	144,399
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	104,000	94,009
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	357,000	327,792
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	95,000	60,534
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	55,000	55,374
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26	138,000	132,216
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	132,000	125,001
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	73,000	69,077
L3Harris Technologies, Inc. sr. unsec. unsub. bonds 5.40%, 7/31/33	85,000	81,708
Northrop Grumman Corp. sr. unsec. bonds 5.25%, 5/1/50	45,000	41,495
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	240,000	220,100
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	125,000	119,444
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	15,000	12,801
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	370,000	345,009
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	30,000	28,409
Waste Connections, Inc. sr. unsec. bonds 4.20%, 1/15/33	25,000	22,329
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	22,000	18,252
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	110,000	99,866
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	93,000	90,936

		2,094,494
Communication services (2.5%)
American Tower Corp. sr. unsec. bonds 5.55%, 7/15/33(R)	250,000	237,477
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	48,000	39,879
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)	118,000	108,384
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	166,000	146,984
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	162,000	118,987
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	335,000	264,631
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	148,000	141,063
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	83,000	67,693
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	245,000	239,402
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	135,000	91,277
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	172,000	155,784
Cox Communications, Inc. 144A sr. unsec. bonds 4.50%, 6/30/43	90,000	67,294
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	130,000	119,340
Crown Castle, Inc. sr. unsec. notes 4.75%, 5/15/47(R)	25,000	19,425
Crown Castle, Inc. sr. unsec. sub. bonds 3.30%, 7/1/30(R)	195,000	164,577
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	193,000	165,273
Equinix, Inc. sr. unsec. sub. notes 2.50%, 5/15/31(R)	70,000	54,642
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	149,000	153,842
T-Mobile USA, Inc. company guaranty sr. bonds 4.50%, 4/15/50	261,000	200,143
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	7,000	6,202
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.75%, 1/15/54	115,000	105,975
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	255,000	235,936
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	13,000	9,847
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	155,000	166,634
Verizon Communications, Inc. sr. unsec. unsub. bonds 4.272%, 1/15/36	150,000	127,801
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	85,000	73,705
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	117,000	109,937
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	250,000	214,735

		3,606,869
Consumer cyclicals (2.2%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	260,000	240,175
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	134,000	111,649
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	165,000	153,476
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	453,000	256,321
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	101,000	80,969
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	16,000	15,449
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31	39,000	28,752
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	90,000	70,701
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	104,000	97,254
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	120,000	113,916
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	18,000	15,236
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	49,000	41,121
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	80,000	68,438
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	60,000	52,897
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 4/23/30	140,000	135,723
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	22,000	21,859
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	150,000	141,418
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	176,000	169,548
Moody's Corp. sr. unsec. bonds 5.25%, 7/15/44	108,000	97,685
Moody's Corp. sr. unsec. notes 3.25%, 1/15/28	66,000	60,514
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	100,000	96,414
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	75,000	73,180
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	50,000	43,092
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	58,000	51,414
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 5/15/33	95,000	95,448
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	70,000	59,471
S&P Global, Inc. company guaranty sr. unsec. notes 4.75%, 8/1/28	65,000	63,396
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	41,000	31,296
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	200,000	173,943
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	548,000	465,153

		3,125,908
Consumer staples (1.7%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. bonds 5.95%, 10/15/33	200,000	189,871
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	335,000	311,362
Coca-Cola Co. (The) sr. unsec. unsub. notes 1.65%, 6/1/30	290,000	232,391
Conagra Brands, Inc. sr. unsec. bonds 5.30%, 11/1/38	65,000	57,163
Constellation Brands, Inc. company guaranty sr. unsec. bonds 4.10%, 2/15/48	150,000	111,878
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	83,000	89,831
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	88,000	82,117
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	5,000	4,883
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26	40,000	37,086
Haleon US Capital LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/29	250,000	224,189
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 144A company guaranty sr. unsec. bonds 6.75%, 3/15/34	70,000	68,109
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.75%, 4/1/33	25,000	22,864
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29	155,000	130,074
Kenvue, Inc. 144A company guaranty sr. unsec. notes 4.90%, 3/22/33	315,000	301,045
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. bonds 5.05%, 3/22/53	24,000	21,800
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	21,000	20,722
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.35%, 3/15/51	70,000	45,186
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	38,000	32,770
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27	66,000	61,320
McDonald's Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37	165,000	171,872
Molson Coors Beverage Co. company guaranty sr. unsec. unsub. bonds 4.20%, 7/15/46	120,000	90,246
Mondelez International, Inc. sr. unsec. notes 2.625%, 3/17/27	180,000	163,833

		2,470,612
Energy (1.3%)
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	195,000	176,567
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	89,000	70,737
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	45,000	43,962
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	50,000	49,304
DCP Midstream Operating LP company guaranty sr. unsec. notes 8.125%, 8/16/30	85,000	94,177
Diamondback Energy, Inc. company guaranty sr. unsec. notes 6.25%, 3/15/33	75,000	75,043
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	90,000	84,146
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	210,000	197,402
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	70,000	65,625
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	109,000	116,719
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	235,000	249,392
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	205,000	202,409
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	93,000	89,923
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	29,000	28,366
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	23,000	22,868
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	145,000	134,885
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	205,000	183,608

		1,885,133
Financials (10.9%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)	200,000	193,732
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	245,000	194,753
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	40,000	37,061
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	260,000	221,199
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	75,000	73,551
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	145,000	146,397
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	20,000	18,436
American Express Co. sr. unsec. unsub. notes 3.375%, 5/3/24	210,000	206,762
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	145,000	106,775
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	35,000	35,000
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	175,000	163,750
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	193,391
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	184,641
Banco Santander SA unsec. sub. bonds 6.921%, 8/8/33 (Spain)	200,000	191,097
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	245,000	239,913
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	40,000	39,744
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	195,000	156,281
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	550,000	447,345
Bank of America Corp. unsec. sub. FRN (CME Term SOFR 3 Month + 1.02%), 6.431%, 9/15/26	100,000	98,689
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	300,000	295,841
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 5.79%, 7/13/28 (France)	200,000	198,467
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	210,000	177,812
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, perpetual maturity (France)	200,000	142,015
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	250,000	247,298
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	317,000	305,739
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	225,000	154,183
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	90,000	76,801
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	105,000	103,932
Citigroup, Inc. sr. unsec. FRN 3.106%, 4/8/26	21,000	20,041
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	64,000	59,660
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	76,000	72,627
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	500,000	469,423
Citizens Bank NA sr. unsec. unsub. FRN 5.284%, 1/26/26	250,000	237,355
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	70,000	68,597
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	100,000	89,828
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	400,000	354,519
Danske Bank A/S 144A sr. unsec. FRN 6.466%, 1/9/26 (Denmark)	200,000	199,752
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	200,000	192,410
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	150,000	130,618
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	220,000	208,477
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	25,000	24,623
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	89,000	49,001
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	115,000	113,605
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	107,000	106,278
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	235,000	234,538
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 3.35%, 9/1/24(R)	92,000	89,375
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	88,000	85,323
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	353,000	326,535
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.70%, 11/1/24	115,000	114,561
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	314,000	317,971
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	200,000	199,111
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	118,000	86,307
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	49,000	46,076
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27	200,000	189,028
Intercontinental Exchange, Inc. sr. unsec. notes 3.65%, 5/23/25	20,000	19,297
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	210,000	154,738
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	87,000	85,976
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	429,000	401,325
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.626%, 5/15/47	63,000	54,269
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	87,000	75,937
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	235,000	171,462
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	300,000	246,487
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	46,000	43,720
KeyCorp sr. unsec. unsub. FRN Ser. MTN, 3.878%, 5/23/25	103,000	99,291
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	110,000	97,232
Liberty Mutual Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 6/15/52	200,000	170,663
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	305,000	185,912
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	194,000	183,989
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	36,000	21,912
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	760,000	705,907
Mutual of Omaha Cos. Global Funding 144A notes 5.80%, 7/27/26	125,000	123,771
Nasdaq, Inc. sr. unsec. bonds 5.95%, 8/15/53	24,000	22,418
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	21,000	20,044
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	200,000	196,574
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	75,000	55,804
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	350,000	301,934
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	54,000	44,069
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	140,000	136,263
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	140,000	136,219
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	200,000	142,615
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	173,000	181,931
Toronto-Dominion Bank (The) jr. sub. unsec. FRB 8.125%, 10/31/82 (Canada)	200,000	198,971
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	180,000	166,538
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	105,000	101,084
UBS Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)	370,000	427,281
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	250,000	232,515
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	247,000	232,634
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	260,000	183,169
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	58,000	54,246
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 9/1/26(R)	145,000	136,221
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	22,000	19,963
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	50,000	43,667
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	610,000	618,252
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	185,000	140,841

		15,371,385
Health care (3.7%)
Amgen, Inc. sr. unsec. sub. notes 3.20%, 11/2/27	218,000	200,234
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	75,000	69,186
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	98,000	91,087
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	273,000	266,594
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	100,000	92,295
Becton, Dickinson and Co. sr. unsec. bonds 4.669%, 6/6/47	55,000	45,772
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27	146,000	136,822
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	60,000	50,514
Biogen, Inc. sr. unsec. bonds 3.25%, 2/15/51	105,000	65,195
Biogen, Inc. sr. unsec. sub. notes 2.25%, 5/1/30	145,000	115,815
CVS Health Corp. sr. unsec. notes 3.25%, 8/15/29	125,000	109,365
CVS Health Corp. sr. unsec. notes 1.30%, 8/21/27	446,000	379,069
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	14,515	14,341
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	92,141	82,713
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	335,000	287,849
Elevance Health, Inc. sr. unsec. unsub. bonds 5.125%, 2/15/53	65,000	57,386
Elevance Health, Inc. sr. unsec. unsub. notes 2.25%, 5/15/30	215,000	174,915
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	70,000	64,303
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	35,000	34,265
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	66,000	63,004
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	30,000	27,158
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	50,000	41,444
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25	95,000	93,995
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	75,000	67,799
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	165,000	165,587
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	205,000	156,811
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	265,000	213,839
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	120,000	111,498
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	240,000	226,867
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	57,000	54,955
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/26 (Singapore)	120,000	117,229
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	25,000	23,169
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	15,000	12,090
Thermo Fisher Scientific, Inc. sr. unsec. notes 4.80%, 11/21/27	170,000	168,028
Thermo Fisher Scientific, Inc. sr. unsec. notes 2.60%, 10/1/29	135,000	116,110
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 4.75%, 7/15/45	50,000	43,400
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 2.90%, 5/15/50	160,000	98,240
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	370,000	349,099
UnitedHealth Group, Inc. sr. unsec. unsub. notes 5.25%, 2/15/28	185,000	185,314
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	110,000	94,648
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37	225,000	231,174
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	211,000	198,251
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	74,000	59,235

		5,256,664
Technology (2.8%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	115,000	61,422
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	120,000	110,414
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52	143,000	112,146
Apple, Inc. sr. unsec. notes 4.30%, 5/10/33	102,000	96,285
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	468,000	404,513
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	122,000	114,632
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	158,000	139,946
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	400,000	344,771
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	11,000	12,857
Fidelity National Information Services, Inc. sr. unsec. bonds 3.10%, 3/1/41	34,000	22,541
Fidelity National Information Services, Inc. sr. unsec. notes 2.25%, 3/1/31	16,000	12,514
Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.10%, 7/15/32	26,000	24,555
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	67,000	65,761
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	68,000	67,377
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53	128,000	121,147
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	273,000	261,629
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	105,000	83,114
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	58,000	54,700
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	251,000	164,633
Microsoft Corp. sr. unsec. unsub. bonds 2.675%, 6/1/60	260,000	152,671
MSCI, Inc. 144A company guaranty sr. unsec. bonds 3.25%, 8/15/33	250,000	192,412
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	44,000	36,878
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	55,000	37,705
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	475,000	338,952
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	45,000	37,867
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	130,000	117,752
Oracle Corp. sr. unsec. unsub. bonds 4.30%, 7/8/34	80,000	68,804
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	110,000	77,308
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	127,000	75,912
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	128,000	79,929
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	110,000	89,026
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	240,000	184,237
Xilinx, Inc. company guaranty sr. unsec. sub. notes 2.375%, 6/1/30	320,000	264,927

		4,029,337
Transportation (0.2%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	133,000	122,591
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	110,000	103,085

		225,676
Utilities and power (4.0%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	140,000	124,672
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	100,000	100,131
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	45,000	43,546
American Electric Power Co., Inc. sr. unsec. unsub. bonds 3.25%, 3/1/50	100,000	61,426
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	210,000	197,582
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	65,000	51,383
Berkshire Hathaway Energy Co. sr. unsec. bonds 6.50%, 9/15/37	3,000	3,068
Berkshire Hathaway Energy Co. sr. unsec. bonds 4.25%, 10/15/50	100,000	74,070
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	2,000	1,981
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	85,000	66,845
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	106,000	106,248
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	44,000	43,930
Dominion Energy, Inc. sr. unsec. unsub. bonds 4.90%, 8/1/41	135,000	112,813
Duke Energy Carolinas, LLC sr. notes 4.95%, 1/15/33	90,000	85,516
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	65,000	47,236
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	180,000	164,011
Duke Energy Ohio, Inc. sr. bonds 5.25%, 4/1/33	65,000	62,752
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	195,000	178,855
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	200,000	219,236
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	90,000	69,389
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	95,000	90,633
Energy Transfer LP company guaranty sr. unsec. notes 5.875%, 1/15/24	84,000	83,948
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	182,000	179,142
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	37,000	35,151
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	125,000	99,621
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	20,000	19,122
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	84,000	71,305
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	315,000	246,601
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53	60,000	56,519
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	165,000	160,555
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	165,000	163,088
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	90,000	83,711
Florida Power & Light Co. sr. bonds 4.125%, 2/1/42	203,000	163,642
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	270,000	253,081
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	105,000	92,088
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	30,000	29,301
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	72,437
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	70,000	70,106
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 3.55%, 5/1/27	100,000	93,120
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	120,000	117,506
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	161,000	163,411
Oncor Electric Delivery Co., LLC sr. notes 3.70%, 11/15/28	90,000	83,384
Oncor Electric Delivery Co., LLC 144A sr. bonds 4.95%, 9/15/52	95,000	82,756
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	100,000	85,507
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	64,000	59,770
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	145,000	108,078
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	45,000	43,953
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	190,000	167,873
PacifiCorp sr. bonds 2.70%, 9/15/30	133,000	108,566
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	160,000	146,606
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	50,000	47,833
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	65,000	63,657
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	82,000	71,695
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	98,000	95,576
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (CME Term SOFR 3 Month + 2.37%), 7.739%, 5/15/67	305,000	272,979
Xcel Energy, Inc. sr. unsec. bonds 5.45%, 8/15/33	170,000	162,236

		5,759,247

Total corporate bonds and notes (cost $51,097,042)		$45,721,082

MORTGAGE-BACKED SECURITIES (31.8%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (7.0%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	$180,690	$19,623
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	64,156	3,722
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	500,000	92,199
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 3.952%, 4/15/37	74,941	80,809
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 3.577%, 3/15/35	99,301	96,004
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	4,110,329	750,784
REMICs Ser. 23-5349, Class IA, IO, 3.00%, 12/15/42	1,400,000	121,995
REMICs IFB Ser. 4738, Class QS, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.772%, 12/15/47	748,656	70,181
REMICs IFB Ser. 4839, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.622%, 6/15/42	2,671,794	97,798
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.621%, 1/25/50	3,924,024	303,903
REMICs IFB Ser. 4994, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.49%), 0.171%, 2/25/49	1,686,371	85,179
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	1,922	1,477
REMICs Ser. 3391, PO, zero %, 4/15/37	12,515	10,124
REMICs Ser. 3210, PO, zero %, 5/15/36	1,078	1,048
REMICs FRB Ser. 3117, Class AF, zero %, 2/15/36	4,033	3,360
Federal National Mortgage Association
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	808,700	123,766
REMICs Ser. 23-49, Class IB, IO, 3.50%, 3/25/47	300,000	45,581
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	900,000	102,202
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	3,757,492	608,977
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 0.971%, 4/25/40	256,985	21,896
REMICs IFB Ser. 19-3, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.671%, 2/25/49	2,221,715	130,792
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.671%, 1/25/49	519,002	30,955
REMICs IFB Ser. 14-83, Class SX, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.671%, 12/25/44	7,722,449	664,393
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.621%, 3/25/50	971,472	85,800
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.621%, 3/25/46	1,929,887	159,366
Interest Strip Ser. 372, Class 1, PO, zero %, 8/25/36	7,725	6,030
Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	307,440	41,864
Ser. 14-180, IO, 5.00%, 12/20/44	859,234	169,467
Ser. 14-76, IO, 5.00%, 5/20/44	249,621	49,414
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	130,750	26,728
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,057,593	217,801
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	555,598	113,592
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	192,604	33,375
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	773,048	142,419
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	538,686	91,221
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	705,902	130,098
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	702,348	115,787
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	419,347	71,174
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	1,517,534	255,902
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	1,227,924	217,048
Ser. 12-136, IO, 3.50%, 11/20/42	644,418	92,292
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	458,999	72,700
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	226,790	14,129
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	416,089	19,711
Ser. 20-186, Class DI, IO, 3.00%, 12/20/50	4,752,858	734,630
Ser. 17-H18, Class CI, IO, 2.251%, 9/20/67(WAC)	1,497,470	105,119
IFB Ser. 23-66, Class PS, ((-2.5 x US 30 Day Average SOFR) + 15.38%), 2.089%, 5/20/53	479,999	451,248
Ser. 16-H11, Class HI, IO, 2.082%, 1/20/66(WAC)	1,614,562	47,708
Ser. 15-H12, Class AI, IO, 1.793%, 5/20/65(WAC)	1,661,424	52,501
Ser. 15-H12, Class GI, IO, 1.775%, 5/20/65(WAC)	1,774,297	72,036
Ser. 15-H20, Class AI, IO, 1.771%, 8/20/65(WAC)	890,614	30,815
Ser. 15-H10, Class CI, IO, 1.746%, 4/20/65(WAC)	1,073,523	39,076
Ser. 15-H12, Class EI, IO, 1.633%, 4/20/65(WAC)	2,204,809	70,333
Ser. 16-H14, IO, 1.613%, 6/20/66(WAC)	2,012,144	53,485
Ser. 15-H25, Class AI, IO, 1.54%, 9/20/65(WAC)	1,786,291	48,944
Ser. 15-H01, Class CI, IO, 1.502%, 12/20/64(WAC)	636,832	12,346
Ser. 14-H11, Class GI, IO, 1.456%, 6/20/64(WAC)	3,610,734	105,130
Ser. 10-H19, Class GI, IO, 1.387%, 8/20/60(WAC)	1,224,334	37,707
IFB Ser. 23-84, Class UA, ((-2 x US 30 Day Average SOFR) + 12.00%), 1.371%, 6/20/53	244,152	199,635
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.861%, 8/20/50	4,114,132	421,740
IFB Ser. 12-149, Class GS, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.761%, 12/20/42	1,108,044	79,081
IFB Ser. 14-131, Class BS, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.755%, 9/16/44	664,752	71,256
FRB Ser. 15-H16, Class XI, IO, 0.724%, 7/20/65(WAC)	897,523	42,543
IFB Ser. 19-123, Class SL, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.711%, 10/20/49	1,134,633	80,571
IFB Ser. 18-168, Class KS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.711%, 12/20/48	1,135,905	92,538
IFB Ser. 20-32, Class GS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.661%, 3/20/50	884,626	76,448
IFB Ser. 20-11, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.661%, 1/20/50	744,654	61,665
IFB Ser. 19-83, Class JS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.661%, 7/20/49	888,219	72,692
IFB Ser. 19-83, Class SW, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.661%, 7/20/49	908,676	77,946
IFB Ser. 19-20, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.661%, 2/20/49	972,938	78,099
IFB Ser. 18-155, Class SE, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.661%, 11/20/48	598,606	47,649
IFB Ser. 20-55, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.611%, 4/20/50	1,710,907	140,414
IFB Ser. 19-44, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.611%, 4/20/49	786,331	44,451
IFB Ser. 19-119, Class KS, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.605%, 9/16/49	1,358,975	141,833
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.561%, 10/20/49	135,179	14,465
Ser. 15-H13, Class AI, IO, 0.246%, 6/20/65(WAC)	2,004,066	77,297
Ser. 17-H12, Class QI, IO, 0.22%, 5/20/67(WAC)	1,560,249	48,908
Ser. 16-H23, Class MI, IO, 0.116%, 10/20/66(WAC)	5,973,083	182,742
Ser. 16-H24, Class JI, IO, 0.091%, 11/20/66(WAC)	789,208	36,489
Ser. 15-H25, Class CI, IO, 0.042%, 10/20/65(WAC)	1,184,217	40,145
Ser. 16-H23, Class NI, IO, 0.03%, 10/20/66(WAC)	3,586,121	134,480
Ser. 15-H04, Class AI, IO, 0.023%, 12/20/64(WAC)	1,644,045	42,310
Ser. 17-H10, Class MI, IO, 0.021%, 4/20/67(WAC)	1,967,071	51,734
Ser. 17-H08, Class NI, IO, 0.019%, 3/20/67(WAC)	1,937,832	57,166
Ser. 19-H02, Class DI, IO, zero %, 11/20/68(WAC)	2,314,578	102,942

		9,971,003
Commercial mortgage-backed securities (16.0%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class A, (CME Term SOFR 1 Month + 1.31%), 6.647%, 6/15/36	319,338	313,958
Arbor Realty Commercial Real Estate CLO, Ltd. 144A FRN Ser. 21-FL2, Class A, (CME Term SOFR 1 Month + 1.21%), 6.547%, 5/15/36 (Cayman Islands)	115,000	113,577
Banc of America Commercial Mortgage Trust
FRB Ser. 15-UBS7, Class B, 4.488%, 9/15/48(WAC)	483,000	435,601
FRB Ser. 07-1, Class XW, IO, 0.508%, 1/15/49(WAC)	54,337	98
BANK FRB Ser. 18-BN13, Class XA, IO, 0.582%, 8/15/61(WAC)	7,084,971	134,494
Barclays Commercial Mortgage Trust 144A FRB Ser. 19-C5, Class F, 2.729%, 11/15/52(WAC)	234,000	116,416
BDS Ltd. 144A FRB Ser. 21-FL8, Class A, 6.365%, 1/18/36 (Cayman Islands)	208,318	205,010
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 6.795%, 12/16/36 (Cayman Islands)	316,000	311,260
FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 6.515%, 11/16/38 (Cayman Islands)	141,000	137,535
Benchmark Mortgage Trust FRB Ser. 18-B1, Class C, 4.329%, 1/15/51(WAC)	225,000	157,022
Benchmark Mortgage Trust 144A Ser. 19-B13, Class D, 2.50%, 8/15/57	221,000	121,882
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.08%, 12/15/47(WAC)	72,758	68,393
FRB Ser. 11-C2, Class E, 5.08%, 12/15/47(WAC)	597,000	488,059
Citigroup Commercial Mortgage Trust
FRB Ser. 15-P1, Class C, 4.514%, 9/15/48(WAC)	585,000	517,814
FRB Ser. 14-GC19, Class XA, IO, 1.244%, 3/11/47(WAC)	6,727,363	5,934
FRB Ser. 14-GC23, Class XA, IO, 1.043%, 7/10/47(WAC)	15,650,537	72,129
FRB Ser. 13-GC17, Class XA, IO, 0.965%, 11/10/46(WAC)	1,444,372	62
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.942%, 5/10/47(WAC)	492,000	446,179
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	159,906	143,915
FRB Ser. 14-UBS4, Class C, 4.806%, 8/10/47(WAC)	246,000	196,698
FRB Ser. 18-COR3, Class C, 4.711%, 5/10/51(WAC)	630,000	431,270
FRB Ser. 14-UBS6, Class C, 4.581%, 12/10/47(WAC)	83,000	70,211
FRB Ser. 15-CR23, Class C, 4.443%, 5/10/48(WAC)	293,000	252,721
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	191,000	166,296
FRB Ser. 14-LC15, Class XA, IO, 1.203%, 4/10/47(WAC)	5,444,593	7,078
FRB Ser. 15-CR23, Class XA, IO, 0.999%, 5/10/48(WAC)	4,177,736	39,630
FRB Ser. 14-UBS6, Class XA, IO, 0.975%, 12/10/47(WAC)	6,910,399	40,474
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.308%, 5/15/45(WAC)	89,293	60,755
FRB Ser. 14-CR17, Class D, 5.006%, 5/10/47(WAC)	198,000	179,207
FRB Ser. 13-CR13, Class D, 4.95%, 11/10/46(WAC)	389,000	303,013
FRB Ser. 13-CR13, Class E, 4.95%, 11/10/46(WAC)	123,000	67,023
FRB Ser. 14-CR19, Class D, 4.853%, 8/10/47(WAC)	178,000	159,002
FRB Ser. 13-CR6, Class D, 3.988%, 3/10/46(WAC)	205,000	143,522
Ser. 13-LC6, Class E, 3.50%, 1/10/46	161,000	126,318
Ser. 17-COR2, Class D, 3.00%, 9/10/50	389,000	264,520
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.047%, 1/15/49(WAC)	3,118,488	2
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.392%, 4/15/50(WAC)	276,000	208,456
FRB Ser. 15-C3, Class XA, IO, 0.81%, 8/15/48(WAC)	13,799,877	121,584
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.892%, 4/15/50(WAC)	502,000	306,220
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.827%, 12/15/49(WAC)	5,778,482	92,526
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.537%, 8/10/44(WAC)	283,440	251,267
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.315%, 11/25/51	337,000	319,805
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	228,667	219,192
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.234%, 1/10/47(WAC)	584,000	321,200
FRB Ser. 14-GC18, Class XA, IO, 1.156%, 1/10/47(WAC)	3,287,182	329
FRB Ser. 14-GC22, Class XA, IO, 1.087%, 6/10/47(WAC)	13,177,418	33,318
FRB Ser. 15-GS1, Class XA, IO, 0.903%, 11/10/48(WAC)	19,154,595	249,964
FRB Ser. 13-GC13, Class XA, IO, zero %, 7/10/46(WAC)	7,809,137	78
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.57%, 8/10/43(WAC)	414,000	328,502
FRB Ser. 14-GC24, Class D, 4.657%, 9/10/47(WAC)	510,000	219,433
FRB Ser. 11-GC5, Class XA, IO, 0.09%, 8/10/44(WAC)	673,853	7
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.171%, 11/15/45(WAC)	246,000	241,080
FRB Ser. 14-C22, Class C, 4.70%, 9/15/47(WAC)	287,000	248,904
FRB Ser. 13-C12, Class C, 4.101%, 7/15/45(WAC)	188,893	169,332
FRB Ser. 14-C25, Class XA, IO, 0.945%, 11/15/47(WAC)	2,698,350	14,895
FRB Ser. 14-C22, Class XA, IO, 0.943%, 9/15/47(WAC)	13,065,353	54,148
FRB Ser. 13-C17, Class XA, IO, 0.777%, 1/15/47(WAC)	1,251,469	80
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.385%, 8/15/46(WAC)	441,000	112,256
FRB Ser. C14, Class D, 4.385%, 8/15/46(WAC)	715,000	371,395
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	517,000	129,549
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class C, 4.923%, 6/15/51(WAC)	106,000	84,800
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	220,630	207,812
Ser. 13-LC11, Class B, 3.499%, 4/15/46	289,000	252,443
FRB Ser. 13-LC11, Class XA, IO, 1.045%, 4/15/46(WAC)	175,296	9
FRB Ser. 13-C16, Class XA, IO, 0.729%, 12/15/46(WAC)	854,986	20
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.71%, 2/15/46(WAC)	148,000	100,680
FRB Ser. 11-C3, Class F, 5.71%, 2/15/46(WAC)	635,000	145,906
FRB Ser. 12-C6, Class E, 5.129%, 5/15/45(WAC)	288,000	234,479
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46(WAC)	279,613	259,892
FRB Ser. 12-LC9, Class D, 3.91%, 12/15/47(WAC)	127,000	102,233
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	498,000	212,188
FRB Ser. 21-1MEM, Class D, 2.742%, 10/9/42(WAC)	650,000	387,305
FRB Ser. 21-1MEM, Class E, 2.742%, 10/9/42(WAC)	250,000	140,584
Ladder Capital Commercial Mortgage Trust 144A FRB Ser. 17-LC26, Class XA, IO, 1.683%, 7/12/50(WAC)	6,017,345	247,641
MF1 Multifamily Housing Mortgage Loan Trust 144A FRB Ser. 21-FL5, Class A, 6.297%, 7/15/36	293,745	289,786
MF1 Multifamily Housing Mortgage Loan, Ltd. 144A FRB Ser. 21-FL7, Class C, IO, (CME Term SOFR 1 Month + 2.16%), 7.495%, 10/16/36 (Cayman Islands)	112,000	106,986
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 6.545%, 7/16/36 (Cayman Islands)	526,462	514,245
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C27, Class C, 4.643%, 12/15/47(WAC)	587,000	506,432
FRB Ser. 14-C16, Class B, 4.438%, 6/15/47(WAC)	376,000	343,664
FRB Ser. 15-C23, Class B, 4.276%, 7/15/50(WAC)	339,000	306,829
FRB Ser. 14-C17, Class XA, IO, 1.188%, 8/15/47(WAC)	2,488,476	6,420
FRB Ser. 15-C25, Class XA, IO, 1.179%, 10/15/48(WAC)	4,651,337	61,537
FRB Ser. 15-C26, Class XA, IO, 1.109%, 10/15/48(WAC)	3,958,123	42,175
FRB Ser. 13-C12, Class XA, IO, 0.679%, 10/15/46(WAC)	1,754,737	32
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C14, Class D, 5.222%, 2/15/47(WAC)	235,000	224,370
FRB Ser. 12-C6, Class E, 4.531%, 11/15/45(WAC)	138,000	89,700
FRB Ser. 15-C23, Class D, 4.276%, 7/15/50(WAC)	366,000	307,741
FRB Ser. 13-C11, Class D, 4.22%, 8/15/46(WAC)	319,000	2,871
FRB Ser. 13-C10, Class E, 4.095%, 7/15/46(WAC)	683,000	154,930
FRB Ser. 13-C10, Class F, 4.095%, 7/15/46(WAC)	273,000	13,709
Ser. 14-C17, Class E, 3.50%, 8/15/47	290,000	231,840
Ser. 14-C19, Class D, 3.25%, 12/15/47	261,000	215,562
FRB Ser. 13-C13, Class XB, IO, 0.152%, 11/15/46(WAC)	55,988,000	5,599
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.942%, 10/15/51(WAC)	244,000	193,980
Ser. 15-UBS8, Class B, 4.315%, 12/15/48(WAC)	412,000	353,268
FRB Ser. 16-BNK2, Class XA, IO, 1.086%, 11/15/49(WAC)	3,254,245	73,178
FRB Ser. 16-UB12, Class XA, IO, 0.787%, 12/15/49(WAC)	8,598,190	142,182
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.109%, 7/15/49(WAC)	90,403	84,392
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 9.179%, 3/25/50	402,118	391,205
FRB Ser. 19-01, Class M10, 8.679%, 10/25/49	764,110	744,287
PFP, Ltd. 144A FRB Ser. 21-8, Class C, 7.246%, 8/9/37 (Cayman Islands)	129,000	123,891
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL10, Class AS, 8.39%, 10/25/39	243,000	242,883
FRB Ser. 22-FL8, Class AS, 7.415%, 1/25/37	379,000	378,354
FRB Ser. 22-FL8, Class A, 6.965%, 1/25/37	105,443	104,226
FRB Ser. 21-FL7, Class A, 6.634%, 11/25/36	240,888	237,825
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B, 8.581%, 1/19/37 (Bermuda)	345,000	329,475
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	859,373	9
UBS Commercial Mortgage Trust
FRB Ser. 19-C17, Class XA, IO, 1.602%, 10/15/52(WAC)	4,240,028	266,285
FRB Ser. 17-C7, Class XA, IO, 1.154%, 12/15/50(WAC)	4,492,468	140,753
FRB Ser. 18-C12, Class XA, IO, 1.033%, 8/15/51(WAC)	4,298,317	149,074
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 13-C6, Class E, 3.50%, 4/10/46	150,000	64,636
FRB Ser. 12-C2, Class XA, IO, 0.91%, 5/10/63(WAC)	817,327	34
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.452%, 11/15/48(WAC)	155,659	235
Wells Fargo Commercial Mortgage Trust
Ser. 19-C49, Class B, 4.546%, 3/15/52	148,000	125,889
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53(WAC)	122,000	95,827
Ser. 15-LC20, Class C, 4.056%, 4/15/50(WAC)	162,000	147,710
FRB Ser. 19-C50, Class XA, IO, 1.577%, 5/15/52(WAC)	2,299,151	129,178
FRB Ser. 17-C41, Class XA, IO, 1.302%, 11/15/50(WAC)	3,191,392	118,434
FRB Ser. 14-LC16, Class XA, IO, 1.209%, 8/15/50(WAC)	5,481,045	15,478
FRB Ser. 18-C43, Class XA, IO, 0.738%, 3/15/51(WAC)	13,764,718	296,818
FRB Ser. 15-LC20, Class XB, IO, 0.627%, 4/15/50(WAC)	13,766,000	86,863
Wells Fargo Commercial Mortgage Trust 144A
Ser. 14-LC16, Class D, 3.938%, 8/15/50	247,000	18,821
Ser. 16-C33, Class D, 3.123%, 3/15/59	288,000	205,102
Ser. 19-C53, Class D, 2.50%, 10/15/52	218,000	119,124
WF-RBS Commercial Mortgage Trust
Ser. 13-C11, Class B, 3.714%, 3/15/45(WAC)	119,548	104,903
FRB Ser. 14-C24, Class XA, IO, 0.982%, 11/15/47(WAC)	5,862,737	32,170
FRB Ser. 14-C22, Class XA, IO, 0.91%, 9/15/57(WAC)	12,887,588	52,349
FRB Ser. 13-C14, Class XA, IO, 0.476%, 6/15/46(WAC)	600,328	11
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	402,000	258,505
Ser. 11-C4, Class E, 4.993%, 6/15/44(WAC)	55,000	37,383
FRB Ser. 11-C4, Class C, 4.993%, 6/15/44(WAC)	131,235	121,692
FRB Ser. 12-C10, Class D, 4.549%, 12/15/45(WAC)	768,000	418,757
FRB Ser. 13-C15, Class D, 4.352%, 8/15/46(WAC)	919,000	227,453

		22,743,657
Residential mortgage-backed securities (non-agency) (8.8%)
Angel Oak Mortgage Trust 144A Ser. 23-3, Class A1, 4.80%, 9/26/67	106,789	99,627
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	330,000	269,984
Bellemeade Re, Ltd. 144A FRB Ser. 20-2A, Class B1, (US 30 Day Average SOFR + 8.50%), 13.934%, 8/26/30 (Bermuda)	151,000	152,910
BRAVO Residential Funding Trust 144A Ser. 20-RPL1, Class M1, 3.25%, 5/26/59(WAC)	353,000	309,771
Bunker Hill Loan Depositary Trust 144A FRB Ser. 20-1, Class A3, 3.253%, 2/25/55(WAC)	332,000	280,830
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (CME Term SOFR 1 Month + 0.41%), 5.738%, 8/25/35	50,420	44,949
Citigroup Mortgage Loan Trust, Inc. 144A Ser. 22-A, Class A1, 6.17%, 9/25/62	143,346	138,054
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	224,000	211,846
Credit Suisse Mortgage Trust 144A FRB Ser. 20-RPL3, Class A1, 2.691%, 3/25/60(WAC)	154,411	151,290
Deephaven Residential Mortgage Trust 144A Ser. 20-2, Class A2, 2.594%, 5/25/65	23,131	23,002
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 7.129%, 11/25/28 (Bermuda)	216,801	216,801
Ellington Financial Mortgage Trust 144A FRB Ser. 20-1, Class A2, 3.149%, 5/25/65(WAC)	179,000	162,807
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.429%, 12/25/28	255,343	272,587
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	370,000	336,579
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 10.565%, 3/25/42	911,000	958,828
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.115%, 10/25/50	405,000	440,501
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (US 30 Day Average SOFR + 3.21%), 8.529%, 3/25/50	143,423	147,894
Structured Agency Credit Risk Trust FRB Ser. 19-FTR2, Class M2, (US 30 Day Average SOFR + 2.26%), 7.579%, 11/25/48	686,000	692,860
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (US 30 Day Average SOFR + 2.01%), 7.329%, 1/25/50	137,752	138,264
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	235,000	208,606
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56(WAC)	764,000	713,527
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (US 30 Day Average SOFR + 5.61%), 10.929%, 9/25/29	200,000	221,216
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (US 30 Day Average SOFR + 5.41%), 10.729%, 10/25/28	160,940	170,472
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (US 30 Day Average SOFR + 4.61%), 9.929%, 12/25/30	297,000	325,563
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (US 30 Day Average SOFR + 4.11%), 9.429%, 5/25/30	250,000	268,060
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (US 30 Day Average SOFR + 1.36%), 6.679%, 7/25/29	20,314	20,323
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (US 30 Day Average SOFR + 1.11%), 6.429%, 5/25/30	135,593	135,707
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1B1, (US 30 Day Average SOFR + 4.26%), 9.579%, 8/25/31	57,609	60,507
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.315%, 1/25/42	1,084,000	1,091,792
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.56%), 7.879%, 7/25/31	8,071	8,104
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.579%, 11/25/39	88,597	89,020
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (US 30 Day Average SOFR + 2.16%), 7.479%, 1/25/40	123,723	124,808
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2M2, (US 30 Day Average SOFR + 2.11%), 7.429%, 1/25/40	104,483	105,005
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32(WAC)	175,605	168,233
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	77,731	8
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	41,133	37,951
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.418%, 8/26/47(WAC)	102,994	98,208
New Residential Mortgage Loan Trust 144A FRB Ser. 20-NQM2, Class A2, 2.891%, 5/24/60(WAC)	212,000	182,547
NYMT Loan Trust 144A Ser. 22-SP1, Class A1, 5.25%, 7/25/62	153,485	148,117
OBX Trust 144A Ser. 23-NQM7, Class A1, 6.844%, 4/25/63	491,000	491,037
Onslow Bay Financial, LLC Trust 144A Ser. 22-NQM7, Class A1, 5.35%, 8/25/62	272,689	263,751
PRKCM Trust 144A Ser. 23-AFC2, Class A1, 6.482%, 6/25/58	731,615	731,615
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3, 2.911%, 5/25/60(WAC)	464,000	410,599
RMF Proprietary Issuance Trust 144A Ser. 22-3, Class A, 4.00%, 8/25/62(WAC)	116,000	91,048
Towd Point Mortgage Trust 144A Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	153,000	114,672
Verus Securitization Trust 144A Ser. 20-INV1, Class A3, 3.889%, 3/25/60(WAC)	100,000	94,042
Visio Trust 144A Ser. 22-1, Class A2, 5.85%, 8/25/57	134,509	130,933
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C4, (CME Term SOFR 1 Month + 0.97%), 6.294%, 10/25/45	675,981	616,700
FRB Ser. 05-AR17, Class A1B2, (CME Term SOFR 1 Month + 0.93%), 5.844%, 12/25/45	518,689	448,303

		12,619,858

Total mortgage-backed securities (cost $53,692,324)		$45,334,518

COLLATERALIZED LOAN OBLIGATIONS (3.5%)(a)
	Principal amount	Value
AGL CLO 5, Ltd. 144A FRB Ser. 21-5A, Class A1R, (CME Term SOFR 3 Month + 1.42%), 6.748%, 7/20/34 (Cayman Islands)	$250,000	$248,005
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.763%, 10/25/32 (Cayman Islands)	150,000	148,215
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 6.857%, 11/22/34 (Cayman Islands)	250,000	246,196
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.74%, 10/15/34 (Cayman Islands)	250,000	246,649
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.758%, 7/20/34 (Cayman Islands)	250,000	247,299
Diameter Capital CLO 1, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.50%), 6.81%, 7/15/36	250,000	247,079
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class A1, (CME Term SOFR 3 Month + 1.91%), 7.238%, 7/20/30	191,066	190,816
Elmwood CLO 19, Ltd. 144A FRB Ser. 23-6A, Class AR, (CME Term SOFR 3 Month + 1.70%), 7.076%, 10/17/36 (Cayman Islands)(FWC)	250,000	250,063
Elmwood CLO 21, Ltd. 144A FRB Ser. 23-8A, Class AR, (CME Term SOFR 3 Month + 1.65%), 7.06%, 10/20/36 (Cayman Islands)(FWC)	250,000	250,044
Gulf Stream Meridian 4, Ltd. 144A FRB Ser. 21-4A, Class A1, (CME Term SOFR 3 Month + 1.46%), 6.77%, 7/15/34 (Cayman Islands)	250,000	248,395
HalseyPoint CLO 4, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.808%, 4/20/34 (Cayman Islands)	250,000	246,413
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.797%, 7/28/34	250,000	246,566
Logan CLO I, Ltd. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 3 Month + 1.42%), 6.748%, 7/20/34 (Cayman Islands)	250,000	248,994
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (CME Term SOFR 3 Month + 1.58%), 6.89%, 4/15/32 (Cayman Islands)	100,000	99,383
Neuberger Berman Loan Advisers CLO 45, Ltd. 144A FRB Ser. 21-45A, Class A, (CME Term SOFR 3 Month + 1.39%), 6.703%, 10/14/35 (Cayman Islands)	250,000	247,797
OCP CLO, Ltd. 144A FRB Ser. 21-8RA, Class A1, (CME Term SOFR 3 Month + 1.48%), 6.79%, 1/17/32	250,000	249,663
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (CME Term SOFR 3 Month + 2.26%), 7.626%, 5/15/32 (Cayman Islands)	250,000	247,684
RR 14, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.38%), 6.69%, 4/15/36 (Cayman Islands)	250,000	247,580
Trestles CLO V, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.43%), 6.758%, 10/20/34 (Cayman Islands)	250,000	247,241
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.72%, 7/15/32 (Cayman Islands)	350,000	345,462
Zais CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (CME Term SOFR 3 Month + 1.59%), 6.918%, 10/20/33	226,000	222,897

Total collateralized loan obligations (cost $4,947,689)		$4,972,441

ASSET-BACKED SECURITIES (0.8%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month + 2.11%), 7.434%, 10/22/24	$347,000	$342,446
NewRez Warehouse Securitization Trust 144A
FRB Ser. 21-1, Class C, (CME Term SOFR 1 Month + 1.16%), 6.484%, 5/7/24	260,000	256,531
FRB Ser. 21-1, Class A, (CME Term SOFR 1 Month + 0.86%), 6.184%, 5/7/24	268,667	267,401
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.27%, 6/29/24	325,000	324,943

Total asset-backed securities (cost $1,176,911)		$1,191,321

SHORT-TERM INVESTMENTS (23.8%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.57%(AFF)	Shares	31,016,661	$31,016,661
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29%(P)	Shares	961,000	961,000
U.S. Treasury Bills 5.453%, 10/26/23(SEG)(SEGSF)(SEGTBA)		$1,300,000	1,295,421
U.S. Treasury Bills 5.000%, 11/2/23(SEG)		309,000	307,592
U.S. Treasury Bills 5.296%, 11/9/23(SEGSF)(SEGTBA)		200,000	198,882
U.S. Treasury Bills 5.450%, 12/7/23(SEGTBA)		116,000	114,870

Total short-term investments (cost $33,894,363)			$33,894,426
TOTAL INVESTMENTS

Total investments (cost $205,026,303)			$188,649,544

FUTURES CONTRACTS OUTSTANDING at 9/30/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Long)	37	$4,209,906	$4,209,906	Dec-23	$(227,974)
U.S. Treasury Bond Ultra 30 yr (Long)	69	8,189,438	8,189,438	Dec-23	(610,733)
U.S. Treasury Note 2 yr (Long)	14	2,837,953	2,837,953	Dec-23	(8,188)
U.S. Treasury Note 2 yr (Short)	158	32,028,328	32,028,328	Dec-23	123,082
U.S. Treasury Note 5 yr (Long)	140	14,750,313	14,750,313	Dec-23	(124,370)
U.S. Treasury Note 5 yr (Short)	34	3,582,219	3,582,219	Dec-23	29,939
U.S. Treasury Note 10 yr (Long)	95	10,265,938	10,265,938	Dec-23	(181,854)
U.S. Treasury Note 10 yr (Short)	19	2,053,188	2,053,188	Dec-23	36,176
U.S. Treasury Note Ultra 10 yr (Long)	23	2,565,938	2,565,938	Dec-23	(76,802)

Unrealized appreciation					189,197

Unrealized (depreciation)					(1,229,921)

Total					$(1,040,724)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/23 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(0.7988)/US SOFR/Apr-34 (Written)	Apr-24/0.7988	$16,923,300	$20,897	$19,969
1.8838/US SOFR/Apr-34 (Purchased)	Apr-24/1.8838	8,461,600	(61,889)	(57,539)
(3.63)/US SOFR/Mar-26 (Written)	Mar-24/3.63	7,536,600	93,831	78,984
3.63/US SOFR/Mar-26 (Written)	Mar-24/3.63	7,536,600	93,831	(57,429)
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073	6,226,000	452,942	234,969
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073	6,226,000	452,942	(232,915)
(1.0035)/US SOFR/Mar-34 (Written)	Mar-24/1.0035	4,230,800	6,409	6,177
(3.1625)/US SOFR/Mar-37 (Written)	Mar-27/3.1625	3,623,000	249,987	122,421
3.1625/US SOFR/Mar-37 (Written)	Mar-27/3.1625	3,623,000	249,987	(127,167)
2.0035/US SOFR/Mar-34 (Purchased)	Mar-24/2.0035	2,961,600	(23,001)	(21,857)
(3.17)/US SOFR/Dec-35 (Purchased)	Dec-25/3.17	2,912,600	(151,455)	122,533
2.67/US SOFR/Dec-35 (Purchased)	Dec-25/2.67	2,912,600	(148,543)	(99,145)
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101	2,465,500	192,556	82,816
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101	2,465,500	192,556	(91,076)
(3.03)/US SOFR/Feb-33 (Written)	Feb-28/3.03	2,267,900	86,180	33,134
3.03/US SOFR/Feb-33 (Written)	Feb-28/3.03	2,267,900	86,180	(57,877)
(0.9876)/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876	2,259,800	(729,823)	156,446
0.9876/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876	2,259,800	(49,087)	(20,632)
(3.03)/US SOFR/Mar-36 (Purchased)	Mar-26/3.03	1,655,000	(105,837)	66,829
3.03/US SOFR/Mar-36 (Purchased)	Mar-26/3.03	1,655,000	(105,837)	(62,923)
(3.857)/US SOFR/Sep-38 (Written)	Sep-28/3.857	1,423,100	97,980	12,210
(3.887)/US SOFR/Sep-40 (Written)	Sep-30/3.887	1,423,100	107,017	10,773
3.887/US SOFR/Sep-40 (Written)	Sep-30/3.887	1,423,100	107,017	(17,504)
3.857/US SOFR/Sep-38 (Written)	Sep-28/3.857	1,423,100	97,980	(19,568)
(3.49)/US SOFR/May-40 (Purchased)	May-30/3.49	1,176,500	(87,649)	30,071
3.49/US SOFR/May-40 (Purchased)	May-30/3.49	1,176,500	(87,649)	(22,201)
(3.095)/US SOFR/Mar-36 (Written)	Mar-26/3.095	950,000	62,890	36,784
3.095/US SOFR/Mar-36 (Written)	Mar-26/3.095	950,000	62,890	(33,193)
(3.32)/US SOFR/Oct-39 (Purchased)	Oct-29/3.32	851,000	(67,655)	23,198
3.32/US SOFR/Oct-39 (Purchased)	Oct-29/3.32	851,000	(67,655)	(24,475)
(3.343)/US SOFR/Dec-35 (Purchased)	Dec-25/3.343	640,700	(162,832)	14,153
3.343/US SOFR/Dec-35 (Purchased)	Dec-25/3.343	640,700	(162,832)	(21,425)
Barclays Bank PLC
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	1,797,000	(380,964)	108,790
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	1,797,000	(96,858)	(33,514)
Citibank, N.A.
(2.00)/US SOFR/Mar-51 (Purchased)	Mar-41/2.00	11,799,100	(1,373,415)	266,306
2.00/US SOFR/Mar-51 (Purchased)	Mar-41/2.00	11,799,100	(774,021)	(149,495)
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826	1,934,400	(142,855)	184,484
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826	1,934,400	(142,855)	(79,291)
(1.99)/US SOFR/Feb-42 (Purchased)	Feb-32/1.99	1,870,800	(147,326)	156,586
1.99/US SOFR/Feb-42 (Purchased)	Feb-32/1.99	1,870,800	(147,326)	(79,977)
(3.49)/US SOFR/Oct-33 (Purchased)	Oct-23/3.49	1,202,800	(21,290)	53,645
4.05/US SOFR/Oct-33 (Written)	Oct-23/4.05	1,202,800	4,811	(18,667)
3.77/US SOFR/Oct-33 (Written)	Oct-23/3.77	1,202,800	10,344	(37,804)
Deutsche Bank AG
(2.98)/US SOFR/Mar-35 (Written)	Mar-30/2.98	13,599,200	629,643	251,857
2.98/US SOFR/Mar-35 (Written)	Mar-30/2.98	13,599,200	629,643	(312,776)
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19	507,300	35,333	14,818
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19	507,300	35,333	(19,044)
Goldman Sachs International
(2.40)/US SOFR/May-57 (Purchased)	May-27/2.40	3,103,000	(400,287)	394,981
2.40/US SOFR/May-57 (Purchased)	May-27/2.40	3,103,000	(400,287)	(249,885)
(2.525)/US SOFR/Mar-47 (Purchased)	Mar-27/2.525	785,300	(110,727)	59,887
2.525/US SOFR/Mar-47 (Purchased)	Mar-27/2.525	785,300	(46,215)	(23,213)
JPMorgan Chase Bank N.A.
(1.75)/US SOFR/Feb-41 (Purchased)	Feb-31/1.75	4,471,000	(697,029)	191,135
1.75/US SOFR/Feb-41 (Purchased)	Feb-31/1.75	4,471,000	(110,434)	(34,740)
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70	3,158,700	67,399	66,270
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70	3,158,700	67,399	(291,580)
(3.115)/US SOFR/Mar-43 (Written)	Mar-33/3.115	2,208,500	186,397	61,330
3.115/US SOFR/Mar-43 (Written)	Mar-33/3.115	2,208,500	186,397	(66,012)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81	489,600	28,935	21,787
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81	489,600	28,935	(58,576)
(3.1525)/US SOFR/Mar-40 (Written)	Mar-30/3.1525	334,800	26,533	10,325
3.1525/US SOFR/Mar-40 (Written)	Mar-30/3.1525	334,800	26,533	(11,614)
Mizuho Capital Markets LLC
(4.0475)/US SOFR/Aug-36 (Purchased)	Aug-26/4.0475	711,600	(37,003)	7,073
3.5475/US SOFR/Aug-36 (Purchased)	Aug-26/3.5475	711,600	(35,616)	(7,394)
Toronto-Dominion Bank
(2.118)/US SOFR/Mar-41 (Purchased)	Mar-31/2.118	412,400	(54,679)	17,036
2.118/US SOFR/Mar-41 (Purchased)	Mar-31/2.118	412,400	(13,733)	(4,343)

Unrealized appreciation				2,917,777

Unrealized (depreciation)				(2,444,851)

Total				$472,926

TBA SALE COMMITMENTS OUTSTANDING at 9/30/23 (proceeds receivable $6,475,196) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 10/1/53	$1,000,000	10/23/23	$876,054
Uniform Mortgage-Backed Securities, 5.50%, 10/1/53	2,000,000	10/12/23	1,933,126
Uniform Mortgage-Backed Securities, 4.50%, 10/1/53	2,000,000	10/12/23	1,836,640
Uniform Mortgage-Backed Securities, 2.50%, 10/1/38	1,000,000	10/18/23	880,234
Uniform Mortgage-Backed Securities, 2.00%, 10/1/38	1,000,000	10/18/23	856,422

Total			$6,382,476

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$835,000	$28,307		$(7)	1/6/28	3.5615% — Annually	US SOFR — Annually	$37,013
		582,000	46,711		(8)	3/15/33	3.234% — Annually	US SOFR — Annually	52,742
		380,000	28,705		(5)	3/24/33	US SOFR — Annually	3.2975% — Annually	(32,387)
		709,000	67,554		(9)	4/6/33	3.45% — Annually	US SOFR — Annually	74,922
		683,000	52,680		(9)	4/20/33	US SOFR — Annually	3.283% — Annually	(58,550)
		566,000	45,099		(7)	5/3/33	3.253% — Annually	US SOFR — Annually	49,708
		620,000	29,506		(5)	5/17/28	US SOFR — Annually	3.261% — Annually	(34,119)
		710,000	36,693		(8)	5/23/30	US SOFR — Annually	3.4095% — Annually	(41,371)
		54,269,000	440,122		(16,663)	6/23/25	US SOFR — Annually	4.625% — Annually	(549,714)
		23,088,000	633,766		12,242	6/23/28	3.753% — Annually	US SOFR — Annually	741,467
		18,425,000	1,162,249		28,921	6/23/33	3.475% — Annually	US SOFR — Annually	1,281,578
		10,076,000	1,448,425		(45,328)	6/23/53	US SOFR — Annually	3.17% — Annually	(1,546,549)
		2,379,000	140,432		(31)	6/26/33	3.527% — Annually	US SOFR — Annually	151,415
		845,000	32,820		(11)	8/4/33	US SOFR — Annually	3.7865% — Annually	(34,925)
		357,000	7,308		(5)	8/21/33	US SOFR — Annually	4.018% — Annually	(7,841)
		512,000	7,747		(5)	9/5/28	4.041% — Annually	US SOFR — Annually	8,213
		751,584	15,603	(E)	(15)	12/17/41	US SOFR — Annually	3.85% — Annually	(15,618)
		9,199,000	1,748	(E)	6,933	12/20/25	US SOFR — Annually	4.80% — Annually	5,185
		30,958,000	121,046	(E)	129,779	12/20/28	4.40% — Annually	US SOFR — Annually	8,733
		508,000	9,682	(E)	(8,197)	12/20/33	4.00% — Annually	US SOFR — Annually	1,486
		4,269,000	278,296	(E)	252,469	12/20/53	US SOFR — Annually	3.60% — Annually	(25,827)
		239,000	1,819		(8)	9/27/53	US SOFR — Annually	3.965% — Annually	(1,862)
		1,349,000	12,114		(46)	9/28/53	3.957% — Annually	US SOFR — Annually	12,220

	Total				$359,977				$75,919
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB+/P	$3,281	$23,460	$3,388	5/11/63	300 bp — Monthly	$(95)
	CMBX NA BBB-.6 Index	BB+/P	6,388	51,808	7,481	5/11/63	300 bp — Monthly	(1,067)
	CMBX NA BBB-.6 Index	BB+/P	7,467	64,026	9,245	5/11/63	300 bp — Monthly	(1,746)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	BB-/P	87,010	154,000	58,628	11/18/54	500 bp — Monthly	28,511
	CMBX NA BB.13 Index	BB-/P	12,097	121,000	49,005	12/16/72	500 bp — Monthly	(36,807)
	CMBX NA BB.14 Index	BB/P	3,728	34,000	13,440	12/16/72	500 bp — Monthly	(9,684)
	CMBX NA BB.6 Index	B/P	20,083	83,631	26,553	5/11/63	500 bp — Monthly	(6,400)
	CMBX NA BB.7 Index	B-/P	35,060	671,507	246,376	1/17/47	500 bp — Monthly	(210,756)
	CMBX NA BB.9 Index	B/P	1,222	6,000	2,375	9/17/58	500 bp — Monthly	(1,149)
	CMBX NA BB.9 Index	B/P	22,260	109,000	43,153	9/17/58	500 bp — Monthly	(20,802)
	CMBX NA BBB-.10 Index	BB+/P	7,321	59,000	16,296	11/17/59	300 bp — Monthly	(8,945)
	CMBX NA BBB-.10 Index	BB+/P	11,127	102,000	28,172	11/17/59	300 bp — Monthly	(16,994)
	CMBX NA BBB-.11 Index	BBB-/P	8,331	133,000	26,667	11/18/54	300 bp — Monthly	(18,269)
	CMBX NA BBB-.15 Index	BBB-/P	940	9,000	2,148	11/18/64	300 bp — Monthly	(1,204)
	CMBX NA BBB-.15Index	BBB-/P	1,359	8,000	1,910	11/18/64	300 bp — Monthly	(546)
	Credit Suisse International
	CMBX NA A.6 Index	A+/P	(1,714)	460,881	73,925	5/11/63	200 bp — Monthly	(75,485)
	CMBX NA A.7 Index	BBB+/P	275	5,081	399	1/17/47	200 bp — Monthly	(122)
	CMBX NA BB.7 Index	B-/P	16,586	121,204	44,470	1/17/47	500 bp — Monthly	(27,782)
	CMBX NA BBB-.7 Index	BB/P	4,347	47,588	9,042	1/17/47	300 bp — Monthly	(4,671)
	CMBX NA BBB-.7 Index	BB/P	18,774	219,771	41,756	1/17/47	300 bp — Monthly	(22,872)
	Goldman Sachs International
	CMBX NA BBB-.11 Index	BBB-/P	64	1,000	201	11/18/54	300 bp — Monthly	(136)
	CMBX NA BBB-.14 Index	BBB-/P	919	20,000	4,832	12/16/72	300 bp — Monthly	(3,903)
	CMBX NA BBB-.14 Index	BBB-/P	1,889	42,500	10,268	12/16/72	300 bp — Monthly	(8,358)
	CMBX NA BBB-.15 Index	BBB-/P	647	7,000	1,671	11/18/64	300 bp — Monthly	(1,020)
	CMBX NA BBB-.7 Index	BB/P	418	5,191	986	1/17/47	300 bp — Monthly	(566)
	CMBX NA BBB-.7 Index	BB/P	7,955	87,389	16,604	1/17/47	300 bp — Monthly	(8,606)
	CMBX NA BBB-.7 Index	BB/P	11,309	132,381	25,152	1/17/47	300 bp — Monthly	(13,777)
	CMBX NA BBB-.7 Index	BB/P	13,902	147,956	28,112	1/17/47	300 bp — Monthly	(14,136)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B/P	5,777	72,000	32,242	5/11/63	500 bp — Monthly	(26,404)
	CMBX NA BB.7 Index	B-/P	120,945	241,430	88,581	1/17/47	500 bp — Monthly	32,566
	CMBX NA BBB-.8 Index	BB-/P	9,044	58,000	11,037	10/17/57	300 bp — Monthly	(1,964)
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	6,123	46,000	4,752	12/16/72	200 bp — Monthly	1,387
	CMBX NA A.13 Index	A-/P	5,996	46,000	4,752	12/16/72	200 bp — Monthly	1,259
	CMBX NA BB.6 Index	B/P	5,518	16,129	5,121	5/11/63	500 bp — Monthly	411
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(192)	23,000	2,376	12/16/72	200 bp — Monthly	(2,560)
	CMBX NA A.7 Index	BBB+/P	(13)	9,437	741	1/17/47	200 bp — Monthly	(750)
	CMBX NA BB.13 Index	BB-/P	2,301	24,000	9,720	12/16/72	500 bp — Monthly	(7,399)
	CMBX NA BB.13 Index	BB-/P	5,542	60,000	24,300	12/16/72	500 bp — Monthly	(18,708)
	CMBX NA BB.13 Index	BB-/P	8,852	92,000	37,260	12/16/72	500 bp — Monthly	(28,331)
	CMBX NA BBB-.13 Index	BBB-/P	90	2,000	556	12/16/72	300 bp — Monthly	(465)
	CMBX NA BBB-.13 Index	BBB-/P	1,422	7,000	1,947	12/16/72	300 bp — Monthly	(521)
	CMBX NA BBB-.13 Index	BBB-/P	1,562	17,000	4,728	12/16/72	300 bp — Monthly	(3,158)
	CMBX NA BBB-.13 Index	BBB-/P	11,844	63,000	17,520	12/16/72	300 bp — Monthly	(5,644)
	CMBX NA BBB-.14 Index	BBB-/P	617	11,000	2,658	12/16/72	300 bp — Monthly	(2,035)
	CMBX NA BBB-.14 Index	BBB-/P	669	11,000	2,658	12/16/72	300 bp — Monthly	(1,983)

Upfront premium received			491,061		Unrealized appreciation			64,134

Upfront premium (paid)			(1,919)		Unrealized (depreciation)			(615,820)

	Total		$489,142				Total	$(551,686)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2023. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(47,452)	$171,642	$27,531	5/11/63	(200 bp) — Monthly	$(19,978)
	CMBX NA A.6 Index	(45,648)	168,376	27,007	5/11/63	(200 bp) — Monthly	(18,697)
	CMBX NA A.7 Index	(148)	14,518	1,140	1/17/47	(200 bp) — Monthly	987
	CMBX NA BB.10 Index	(45,086)	187,000	83,739	11/17/59	(500 bp) — Monthly	38,497
	CMBX NA BB.10 Index	(35,955)	141,000	63,140	11/17/59	(500 bp) — Monthly	27,067
	CMBX NA BB.10 Index	(7,932)	76,000	34,033	11/17/59	(500 bp) — Monthly	26,038
	CMBX NA BB.10 Index	(6,798)	62,000	27,764	11/17/59	(500 bp) — Monthly	20,914
	CMBX NA BB.11 Index	(9,170)	127,000	48,349	11/18/54	(500 bp) — Monthly	39,073
	CMBX NA BB.11 Index	(934)	18,000	6,853	11/18/54	(500 bp) — Monthly	5,904
	CMBX NA BB.11 Index	(619)	9,000	3,426	11/18/54	(500 bp) — Monthly	2,800
	CMBX NA BB.8 Index	(3,101)	8,697	3,816	10/17/57	(500 bp) — Monthly	707
	CMBX NA BB.9 Index	(564)	14,000	5,543	9/17/58	(500 bp) — Monthly	4,967
	CMBX NA BB.9 Index	(581)	9,000	3,563	9/17/58	(500 bp) — Monthly	2,975
	CMBX NA BBB-.10 Index	(11,987)	76,000	20,991	11/17/59	(300 bp) — Monthly	8,966
	CMBX NA BBB-.10 Index	(12,303)	50,000	13,810	11/17/59	(300 bp) — Monthly	1,482
	CMBX NA BBB-.10 Index	(8,589)	36,000	9,943	11/17/59	(300 bp) — Monthly	1,337
	CMBX NA BBB-.10 Index	(4,334)	34,000	9,391	11/17/59	(300 bp) — Monthly	5,040
	CMBX NA BBB-.10 Index	(5,363)	18,000	4,972	11/17/59	(300 bp) — Monthly	(400)
	CMBX NA BBB-.11 Index	(6,752)	47,000	9,424	11/18/54	(300 bp) — Monthly	2,648
	CMBX NA BBB-.11 Index	(2,564)	8,000	1,604	11/18/54	(300 bp) — Monthly	(964)
	CMBX NA BBB-.12 Index	(50,749)	146,000	40,603	8/17/61	(300 bp) — Monthly	(10,219)
	CMBX NA BBB-.12 Index	(8,192)	119,000	33,094	8/17/61	(300 bp) — Monthly	24,842
	CMBX NA BBB-.12 Index	(29,059)	87,000	24,195	8/17/61	(300 bp) — Monthly	(4,908)
	CMBX NA BBB-.12 Index	(13,698)	72,000	20,023	8/17/61	(300 bp) — Monthly	6,289
	CMBX NA BBB-.12 Index	(5,251)	31,000	8,621	8/17/61	(300 bp) — Monthly	3,355
	CMBX NA BBB-.12 Index	(3,466)	17,000	4,728	8/17/61	(300 bp) — Monthly	1,253
	CMBX NA BBB-.12 Index	(1,092)	16,000	4,450	8/17/61	(300 bp) — Monthly	3,350
	CMBX NA BBB-.12 Index	(451)	2,000	556	8/17/61	(300 bp) — Monthly	104
	CMBX NA BBB-.13 Index	(1,765)	35,000	9,734	12/16/72	(300 bp) — Monthly	7,951
	CMBX NA BBB-.13 Index	(1,782)	35,000	9,734	12/16/72	(300 bp) — Monthly	7,934
	CMBX NA BBB-.13 Index	(1,040)	19,000	5,284	12/16/72	(300 bp) — Monthly	4,234
	CMBX NA BBB-.14 Index	(12,332)	62,000	14,979	12/16/72	(300 bp) — Monthly	2,616
	CMBX NA BBB-.14 Index	(2,280)	14,000	3,382	12/16/72	(300 bp) — Monthly	1,096
	CMBX NA BBB-.14 Index	(1,634)	8,500	2,054	12/16/72	(300 bp) — Monthly	415
	CMBX NA BBB-.6 Index	(53,386)	139,294	20,114	5/11/63	(300 bp) — Monthly	(33,342)
	Credit Suisse International
	CMBX NA BB.10 Index	(20,948)	157,000	70,305	11/17/59	(500 bp) — Monthly	49,226
	CMBX NA BB.10 Index	(18,670)	157,000	70,305	11/17/59	(500 bp) — Monthly	51,504
	CMBX NA BB.10 Index	(10,317)	83,000	37,167	11/17/59	(500 bp) — Monthly	26,781
	CMBX NA BB.7 Index	(76,653)	455,491	167,120	1/17/47	(500 bp) — Monthly	89,824
	CMBX NA BB.7 Index	(54,971)	291,279	106,870	1/17/47	(500 bp) — Monthly	51,657
	Goldman Sachs International
	CMBX NA BB.10 Index	(23,983)	106,000	47,467	11/17/59	(500 bp) — Monthly	23,396
	CMBX NA BB.7 Index	(25,990)	125,113	45,904	1/17/47	(500 bp) — Monthly	19,809
	CMBX NA BB.7 Index	(16,712)	99,700	36,580	1/17/47	(500 bp) — Monthly	19,785
	CMBX NA BB.7 Index	(6,810)	43,985	16,138	1/17/47	(500 bp) — Monthly	9,292
	CMBX NA BB.9 Index	(2,296)	22,000	8,710	9/17/58	(500 bp) — Monthly	6,396
	CMBX NA BB.9 Index	(319)	2,000	792	9/17/58	(500 bp) — Monthly	471
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(85,971)	99,759	31,674	5/11/63	(500 bp) — Monthly	(54,381)
	CMBX NA BBB-.11 Index	(4,846)	44,000	8,822	11/18/54	(300 bp) — Monthly	3,954
	CMBX NA BBB-.7 Index	(81,697)	301,103	57,210	1/17/47	(300 bp) — Monthly	(24,638)
	Merrill Lynch International
	CMBX NA BB.10 Index	(8,592)	151,000	67,618	11/17/59	(500 bp) — Monthly	58,900
	CMBX NA BB.7 Index	(20,471)	115,339	42,318	1/17/47	(500 bp) — Monthly	21,751
	CMBX NA BBB-.7 Index	(11,964)	126,325	24,002	1/17/47	(300 bp) — Monthly	11,974
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(20,938)	74,240	11,908	5/11/63	(200 bp) — Monthly	(9,054)
	CMBX NA A.6 Index	(15,160)	46,623	7,478	5/11/63	(200 bp) — Monthly	(7,698)
	CMBX NA BB.10 Index	(38,750)	165,000	73,887	11/17/59	(500 bp) — Monthly	34,999
	CMBX NA BB.10 Index	(25,211)	83,000	37,167	11/17/59	(500 bp) — Monthly	11,887
	CMBX NA BB.10 Index	(629)	6,000	2,687	11/17/59	(500 bp) — Monthly	2,053
	CMBX NA BB.9 Index	(3,165)	36,000	14,252	9/17/58	(500 bp) — Monthly	11,057
	CMBX NA BB.9 Index	(615)	10,000	3,959	9/17/58	(500 bp) — Monthly	3,336
	CMBX NA BB.9 Index	(608)	10,000	3,959	9/17/58	(500 bp) — Monthly	3,343
	CMBX NA BB.9 Index	(431)	7,000	2,771	9/17/58	(500 bp) — Monthly	2,335
	CMBX NA BB.9 Index	(201)	5,000	1,980	9/17/58	(500 bp) — Monthly	1,774
	CMBX NA BBB-.10 Index	(8,884)	72,000	19,886	11/17/59	(300 bp) — Monthly	10,967
	CMBX NA BBB-.10 Index	(10,623)	61,000	16,848	11/17/59	(300 bp) — Monthly	6,195
	CMBX NA BBB-.10 Index	(5,580)	44,000	12,153	11/17/59	(300 bp) — Monthly	6,550
	CMBX NA BBB-.11 Index	(5,761)	18,000	3,609	11/18/54	(300 bp) — Monthly	(2,161)
	CMBX NA BBB-.11 Index	(5,380)	17,000	3,409	11/18/54	(300 bp) — Monthly	(1,980)
	CMBX NA BBB-.12 Index	(53,096)	228,000	63,407	8/17/61	(300 bp) — Monthly	10,196
	CMBX NA BBB-.12 Index	(14,955)	45,000	12,515	8/17/61	(300 bp) — Monthly	(2,463)
	CMBX NA BBB-.12 Index	(2,381)	43,000	11,958	8/17/61	(300 bp) — Monthly	9,556
	CMBX NA BBB-.12 Index	(6,678)	32,000	8,899	8/17/61	(300 bp) — Monthly	2,206
	CMBX NA BBB-.12 Index	(866)	21,000	5,840	8/17/61	(300 bp) — Monthly	4,964
	CMBX NA BBB-.7 Index	(22,314)	189,487	36,003	1/17/47	(300 bp) — Monthly	13,594
	CMBX NA BBB-.8 Index	(21,158)	156,000	29,687	10/17/57	(300 bp) — Monthly	8,451
	CMBX NA BBB-.8 Index	(10,784)	85,000	16,176	10/17/57	(300 bp) — Monthly	5,349
	CMBX NA BBB-.8 Index	(7,250)	57,000	10,847	10/17/57	(300 bp) — Monthly	3,569
	CMBX NA BBB-.8 Index	(5,586)	41,000	7,802	10/17/57	(300 bp) — Monthly	2,196
	CMBX NA BBB-.8 Index	(2,719)	19,000	3,616	10/17/57	(300 bp) — Monthly	887

Upfront premium received		—			Unrealized appreciation		853,025

Upfront premium (paid)		(1,202,990)			Unrealized (depreciation)		(190,883)

	Total	$(1,202,990)				Total	$662,142
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2023 through September 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $142,654,973.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/23
Short-term investments
	Putnam Short Term Investment Fund*	$34,399,865	$36,776,332	$40,159,536	$1,292,484	$31,016,661

	Total Short-term investments	$34,399,865	$36,776,332	$40,159,536	$1,292,484	$31,016,661
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,196,883.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $146,202.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $251,059.
(FWC)	Forward commitment, in part or in entirety (Note 1).
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At close of the reporting period, the fund has deposited cash valued at $1,091,899 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $211,260 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $146,202 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,191,321	$—
Collateralized loan obligations	—	4,972,441	—
Corporate bonds and notes	—	45,721,082	—
Mortgage-backed securities	—	45,334,518	—
U.S. government and agency mortgage obligations	—	57,031,889	—
U.S. treasury obligations	—	503,867	—
Short-term investments	961,000	32,933,426	—

Totals by level	$961,000	$187,688,544	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(1,040,724)	$—	$—
Forward premium swap option contracts	—	472,926	—
TBA sale commitments	—	(6,382,476)	—
Interest rate swap contracts	—	(284,058)	—
Credit default contracts	—	824,304	—

Totals by level	$(1,040,724)	$(5,369,304)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$126,300,000
Written swap option contracts (contract amount)	$114,400,000
Futures contracts (number of contracts)	600
Centrally cleared interest rate swap contracts (notional)	$391,800,000
OTC credit default contracts (notional)	$11,500,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com